(14) INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
Intangible Assets
INTANGIBLE ASSETS
		Concession right
	Goodwill	Acquired in business combinations	Distribution infrastructure - operational	Distribution infrastructure - in progress	Public utilities	Other intangible assets	Total
As of December 31, 2014	6,115	4,658,210	3,734,606	414,574	30,162	86,503	8,930,171
Historical cost	6,152	7,441,935	9,526,355	414,574	35,840	195,577	17,620,433
Accumulated Amortization	(37)	(2,783,725)	(5,791,748)	-	(5,678)	(109,074)	(8,690,262)

Additions	-	-	-	879,851	-	9,298	889,149
Amortization	-	(302,665)	(460,774)	-	(1,419)	(12,604)	(777,462)
Transfer - intangible assets	-	-	512,912	(512,912)	-	-	-
Transfer - financial asset	-	-	387	(330,449)	-	-	(330,062)
Transfers from concession financial asset - extended concessions	-	-	488,635	48,563	-	-	537,198
Disposal and transfer - other assets	-	-	(26,584)	-	-	(6,228)	(32,813)
Impairment losses	-	-	-	-	-	(5,844)	(5,844)

As of December 31, 2015	6,115	4,355,546	4,249,182	499,627	28,743	71,125	9,210,338
Historical cost	6,152	7,441,902	10,348,857	499,627	35,840	192,626	18,525,004
Accumulated Amortization	(37)	(3,086,356)	(6,099,675)	-	(7,097)	(121,500)	(9,314,665)

Additions	-	-	-	1,213,924	-	10,507	1,224,431
Amortization	-	(255,110)	(498,891)	-	(1,419)	(12,438)	(767,858)
Transfer - intangible assets	-	-	610,032	(610,032)	-	-	-
Transfer - financial asset	-	-	9,452	(664,908)	-	-	(655,456)
Disposal and transfer - other assets	-	(7,283)	(48,346)	-	-	(7,410)	(63,040)
Business combination	-	413,796	1,229,074	227,398	-	-	1,870,268
Impairment losses	-	(40,433)	-	-	-	(2,637)	(43,070)

As of December 31, 2016	6,115	4,466,516	5,550,502	666,008	27,324	59,147	10,775,613
Historical cost	6,152	7,602,941	11,987,109	666,008	35,840	183,138	20,481,188
Accumulated Amortization	(37)	(3,136,425)	(6,436,607)	-	(8,516)	(123,990)	(9,705,576)

Additions	-	-	-	1,898,434	-	9,344	1,907,778
Amortization	-	(286,215)	(639,292)	-	(1,419)	(9,390)	(936,318)
Transfer - intangible assets	-	-	814,643	(814,643)	-	-	-
Transfer - financial asset	-	-	131	(972,385)	-	-	(972,254)
Disposal and transfer - other assets	-	(16,244)	(91,214)	48,061	-	1,723	(57,674)
Corporate restructuring - note 14.4.1	-	(26,766)	(73,215)	-	-	-	(99,981)
Impairment losses	-	(5,129)	-	-	-	(47)	(5,176)
Business combination	-	(15,057)	(7,108)	-	-	-	(22,165)

As of December 31, 2017	6,115	4,117,105	5,554,447	825,476	25,904	60,777	10,589,824
Historical cost	6,152	7,558,645	11,442,528	825,476	35,840	174,407	20,043,048
Accumulated Amortization	(37)	(3,441,540)	(5,888,080)	-	(9,936)	(113,630)	(9,453,223)

The amortization of intangible assets is recognized in the statement of profit or loss in the following line items: (i) “depreciation and amortization” for amortization of distribution infrastructure intangible assets, use of public asset and other intangible assets; and (ii) “amortization of concession intangible asset” for amortization of the intangible asset acquired in business combination (note 27).

In accordance with IAS 23, the interest on borrowings taken by subsidiaries is capitalized for qualifying intangible assets. In the financial statements, in 2017 R$20,726 was capitalized (R$ 13,349 in 2016 and R$ 11,358 in 2015) at a rate of 8.17% p.a. (7.74% p.a. in 2016 and 7.53% p.a. in 2015).

The balances disclosed in the "Business Combinations" line refer to the complementary amounts related to the acquisition of RGE Sul, which final recognition occurred on September 30, 2017, according to note 14.3.

14.1	Intangible asset acquired in business combinations

The breakdown of the intangible asset related to the right to operate the concessions acquired in business combinations is as follows:

	Dec 31, 2017			Dec 31, 2016	Annual amortization rate
	Historical cost	Accumulated amortization	Net value	Net value	2017	2016	2015
Intangible asset - acquired in business combinations
Intangible asset acquired, not merged
Parent company
CPFL Paulista	304,861	(207,003)	97,858	107,843	3.28%	3.28%	4.78%
CPFL Piratininga	39,065	(25,040)	14,025	15,319	3.31%	3.31%	4.50%
RGE	3,150	(1,827)	1,323	1,457	4.25%	4.24%	5.51%
CPFL Geração	54,555	(35,488)	19,067	20,912	3.38%	3.38%	5.04%
CPFL Jaguari Geração	7,896	(3,852)	4,044	4,314	3.42%	3.41%	6.36%
	409,527	(273,210)	136,317	149,845

Subsidiaries
CPFL Renováveis	3,717,093	(898,762)	2,818,331	2,995,028	4.75%	5.39%	4.35%
RGE Sul (CPFL Jaguariúna)	-	-	-	99,524	-	9.09%	-
RGE	618	(189)	429	473	7.12%	9.41%	9.41%
	3,717,711	(898,951)	2,818,760	3,095,025

Subtotal	4,127,238	(1,172,161)	2,955,077	3,244,869

Intangible asset acquired and merged
Subsidiaries
RGE	1,120,266	(885,969)	234,297	257,924	2.11%	2.11%	1.79%
RGE Sul	312,741	(33,188)	279,553	307,982	9.09%	9.09%	-
CPFL Geração	426,450	(323,463)	102,987	112,953	2.34%	2.34%	3.80%
Subtotal	1,859,457	(1,242,620)	616,837	678,859

Intangible asset acquired and merged – Reassessed
Parent company
CPFL Paulista	1,074,026	(754,666)	319,360	351,565	3.00%	3.00%	4.34%
CPFL Piratininga	115,762	(74,202)	41,560	45,395	3.31%	3.31%	4.50%
RGE	310,128	(184,343)	125,785	138,469	4.09%	4.09%	5.32%
CPFL Jaguari Geração	15,275	(8,377)	6,898	7,358	3.01%	3.01%	5.61%
Subtotal	1,515,191	(1,021,588)	493,603	542,787

Subsidiaries
RGE Sul	56,759	(5,171)	51,588	-	9.09%	-	-

Total	7,558,645	(3,441,540)	4,117,105	4,466,516

The intangible asset acquired in business combinations is associated to the right to operate the concessions and comprises:

- Intangible asset acquired, not merged

Refers basically to the intangible asset from acquisition of the shares held by noncontrolling interests prior to adoption of IFRS 3.

- Intangible asset acquired and merged

Refers to the intangible asset from the acquisition of subsidiaries that were merged into the respective equity, without application of CVM Instructions No. 319/99 and No. 349/01, that is, without segregation of the amount of the tax benefit.

- Intangible asset acquired and merged – Reassessed

In order to comply with ANEEL requirements and avoid the amortization of the intangible asset resulting from the merger of parent company causing a negative impact on dividends paid to noncontrolling interests, the subsidiaries applied the concepts of CVM Instructions No. 319/99 and No. 349/01 to the intangible asset. A reserve was therefore recognized to adjust the intangible, against a special intangible reserve on the merger of equity in each subsidiary, so that the effect of the transaction on the equity reflects the tax benefit of the merged intangible asset. These changes affected the Company's investment in subsidiaries, and in order to adjust this, a non-deductible intangible asset was recognized for tax purposes.

Effective January 1, 2016, in compliance with the amendments to IAS 16 and IAS 38, the Group started to adopt prospectively, for all cases, the straight-line method of amortization over the remaining concession period.

14.2	Impairment test

For all the reporting years, the Company assesses whether there are indicators of impairment of its assets that would require an impairment test. The assessment was based on external and internal information sources, taking into account fluctuations in interest rates, changes in market conditions and other factors.

In 2016, a provision of R$ 2,637 was recognized in subsidiary CPFL Telecom for the impairment of cash-generating units, in the statement of profit or loss in line item “Other operating expenses” (note 27). In 2017, the subsidiary CPFL Renováveis recognized a loss of R$ 5,176 (R$ 40,433 in 2016), relating to intangible assets acquired in the business combination of the Pedra Cheirosa I and Bio Formosa projects.

Such provisions for impairment were based on the assessment of these cash-generating units formed by the intangible assets of those subsidiaries, which, separately, do not feature an operating segment (note 29). Additionally, during 2017 and 2016 the Company did not change the form of aggregation of the assets for identification of these cash-generating units.

For fair value measurement the cost approach was used, this is a valuation technique that reflects the amount that would be currently required to replace the service capacity of an asset (normally referred to as cost of substitution or replacement). The recognition of the provision for impairment of assets was due to the unfavorable scenario for the businesses of these subsidiaries and was calculated based on their fair values less cost to sell.

14.3	Business combination – Acquisition of AES Sul

On June 16, 2016, the Company disclosed in a Significant Event Notice that it had entered into an agreement to acquire through its wholly-owned subsidiary CPFL Jaguariúna Participações Ltda., 100% of the shares of AES Sul Distribuidora Gaúcha de Energia S.A. (“AES Sul”), currently RGE Sul, until then held by AES Guaíba II Empreendimentos Ltda. (the “seller”), indirect wholly-owned subsidiary of The AES Corporation.

On August 5, 2016, the transaction was approved by CADE (Brazilian antitrust agency) and, on September 9, 2016, it was authorized by ANEEL.

The acquisition was completed on October 31, 2016 (“acquisition date”), after all the conditions precedent of the transaction were met. October 31, 2016 was the date in which the control of RGE Sul was taken over by CPFL Jaguariúna. This acquisition resulted in a business combination in accordance with IFRS 3 (R) – “Business Combination” since CPFL Jaguariúna started to control RGE Sul.

The consideration initially transferred was R$ 1,698,455, paid in cash, in a lump sum, on the acquisition date. This consideration was subsequently adjusted for changes in working capital and net debt of RGE Sul, occurred in the period between December 31, 2015 and the acquisition date. The final value of the consideration, considering the price adjustment, was R$1,591,839.

RGE Sul is a publicly-held corporation engaged in providing public services of electricity distribution in any forms, and these activities are regulated by the National Agency of Electric Energy (“ANEEL”), linked to the Ministry of Mines and Energy. Additionally, RGE Sul is authorized to participate in programs that aim at other forms of energy, technology and services, including exploration of activities derived directly or indirectly from the use of assets, rights and technologies owned by it.

Its administrative headquarters are located at Avenida São Borja, 2.801 – Bairro Fazenda São BorjaSão Leopoldo, State of Rio Grande do Sul.

RGE Sul holds the concession for operation of its activities for a period of thirty years, up to November 5, 2027, its concession area comprises 118 municipalities of the State of Rio Grande do Sul, located between the metropolitan region of Porto Alegre and the borders with Uruguay and Argentina, serving approximately 1.3 million consumers.

The acquisition of RGE Sul is in line with the Company’s growth strategy, especially in the Distribution segment, with potential gains of scale for its operations. The Company also expects to obtain important synergies relating to the concession area of RGE Sul since another important distributor of the Group (RGE) holds concession in the state of Rio Grande do Sul.

Additional information to the acquisition (acquisition of RGE Sul)

a)	Consideration

RGE Sul 31.10.2016
Consideration paid, net
Consideration directly transferred to prior shareholders	1,698,455
Reimbursements due to adjustments related to agreement clauses	(106,616)
1,591,839

b)	Assets acquired and liabilities assumed on the acquisition date

The total amount paid on the transaction was allocated on the acquisition date to the assets acquired and liabilities assumed at fair values, including the intangible assets related to the concession exploration right. Consequently, as the entire amount paid was allocated to identified assets and liabilities, no residual value was allocated as goodwill on this transaction.

The allocation of the amount paid for assets and liabilities acquired was made with amounts provisionally calculated for the financial statements as at December 31, 2016, based on analyses conducted by Management itself at the time such financial statements were prepared. The final fair values presented were pending confirmation until the completion of the economic and financial appraisal report prepared by independent appraiser, completed on October 30, 2017.

As a consequence, during the measurement period, certain reclassifications were made to the amounts provisionally recorded in the financial statements as at December 31, 2016, relating to the (i) decrease in the fair value of the concession infrastructure’s intangible asset; (ii) completion of the fair value allocation and review of estimates based on acquirer management assumptions on the provision for tax, civil and labor risks; (iii) increase in the amount of trade receivables; (iv) decrease in the concession’s financial asset; (v) decrease in the intangible asset relating to the operation right, as a consequence of the revision of the assumptions used to determine the value of tangible and intangible assets; and (vi) recording of deferred income tax and social contribution balances on certain adjustments. These reclassifications are within the measurement period, pursuant to IFRS 3, and were considered immaterial for purposes of retrospectively adjust the provisional amounts recognized at the acquisition data.

The allocation of the price paid at the fair value of the assets and liabilities acquired is as follows:

	October 31, 2016	October 31, 2016
	Consolidated	Consolidated
	(provisional)	final
Current assets
Cash and cash equivalents	95,164	95,164
Consumers, concessionaries and licensees	580,945	580,945
Other current assets	89,548	89,548

Noncurrent assets
Consumers, concessionaries and licensees	54,111	79,501
Deferred tax assets	204,176	310,741
Concession financial asset	876,281	863,943
Intangible assets - Distribution infrastructure	1,456,472	1,444,401
Intangible acquired in this business combination	413,796	398,739
Other noncurrent assets	147,784	155,508

Current liabilities
Trade payables	(479,031)	(479,031)
Debentures and borrowings	(24,672)	(24,672)
Taxes, fees and contributions	(65,198)	(65,198)
Sector financial asset	(29,246)	(29,246)
Regulatory charges	(60,787)	(60,787)
Other current liabilities	(114,552)	(114,552)

Noncurrent liabilities
Debentures and borrowings	(1,131,949)	(1,131,949)
Sector financial asset	(64,935)	(64,939)
Provision for tax, civil and labor risks	(223,383)	(323,595)
Other noncurrent liabilities	(132,686)	(132,682)
Net assets acquired	1,591,839	1,591,839

Goodwill arising on acquisition
Consideration paid, net	1,591,839	1,591,839
(-) Fair value of assets acquired and liabilities assumed	1,591,839	1,591,839
Goodwill	-	-

The fair values presented above were finalized are in accordance with the economic and financial appraisal report prepared by the independent expert.

The fair values of the concession financial asset and distribution infrastructure intangible assets was determined based on the expert appraisal, considering the same assumptions adopted when preparing the report for Periodic Tariff Review purposes.

c) Contingent consideration

The share purchase agreement does not contain any clauses related to the contingent consideration to be paid to the seller.

d) Indemnification assets

The agreement for purchase of 100% of the shares of RGE Sul establishes that CPFL Jaguariúna can be indemnified, up to the limit of 15% of the total amount paid, if in the future it suffers any loss , conditioned to the compliance with specific clauses derived from matters originated in the seller or in any of its subsidiaries established in the share purchase agreement. There are also specific clauses for two lawsuits (regulatory and environmental) in which the seller undertakes to indemnify fully CPFL Jaguariúna in case of cash outflows related to the lawsuits, and CPFL Jaguariúna undertakes to pass on to the seller any cash flows related to these lawsuits that come to be received in the future in order to neutralize any effect on these two specific matters.

The final fair value of the indemnification asset is R$ 41,974, relating to the environmental lawsuit (see item “e” below). This indemnification asset was recognized at the same amount of the fair value attributed to this provision recognized.

Based on management assessment, no indemnification asset was recognized for the regulatory lawsuit for which there is a specific indemnification clause since no contingent liability related to this lawsuit was recognized on the acquisition date.

e) Contingent liabilities recognized

We present below the final contingent liabilities recognized in the amount of R$ 150,065:

RGE Sul
October 31, 2016
Labor lawsuits (i)	11,429
Civil lawsuits (i)	83,575
Regulatory lawsuits (i)	5,850
Environmental lawsuits (ii)	41,974
Tax lawsuits (i)	7,236
150,065
Provisions recognized in the subsidiary	173,530
Provisions for tax, civil and labor risks	323,595

i.	These amounts represent the fair values of the labor, civil, regulatory and tax lawsuits for which the likelihood of loss attributed on the acquisition date is “possible” or “remote”. Considering that the settlement of these lawsuits depends on third parties, either at the judicial or administrative level, it is not possible to estimate a schedule for the occurrence of any cash outflows associated with these contingent liabilities. No indemnification asset was recognized for these contingent liabilities.
ii.	Refers to the fair value attributed to a class action lawsuit for which the likelihood of loss attributed by Management, together with its legal counsel, is “possible” on the acquisition date. This class action lawsuit seeks compensation for environmental damages occurred in a woodworking and pole manufacture unit that was operated, between 1997 and 2005, by RGE Sul together with its associate at that time AES Florestal. Until 1997, this unit was operated by the former concessionaire, Companhia Estadual de Energia Elétrica (CEEE). Indemnification asset in the same amount was recognized on the acquisition date.

f) Receivables acquired

The gross contractual amount of the receivables is R$ 703,672 and, based on independent expert, which has been confirmed by management´s assessment, R$43,226 are not expected to be received and represent, therefore, the portion that is expected to represent an impairment. Therefore, the fair value of the receivables acquired is R$ 660,446.

g) Net cash outflow on the acquisition

Consideration paid, net	1,591,839
(-) Cash and cash equivalents balance acquired	(95,164)
Cash paid in the acquisition, net	1,496,675

h) Additional financial information

i.	Net Operating Revenue and loss of the subsidiary acquired included in the consolidated financial statements in 2017:

Considering that the acquisition date was October 31, 2016, the consolidated financial statement as at December 31, 2017 comprises fully the revenue and the result of RGE Sul for the period. The Company’s consolidated financial statements for the year ended December 31, 2016 the operations of RGE Sul for the last two months of the year were consolidated by the Company:

	2016
	Net Operating Revenue	Losses

RGE Sul (November 1 to December 31, 2016)	522,677	(27,687)

ii.	Combined financial information on the Net Operating Revenue and Profit for 2016, if the acquisition had occurred on January 1, 2016.

	Net operating revenue	Net profit (loss)

	January to December, 2016	January to December, 2016
CPFL Energia Consolidated	19,112,089	879,057
Results for the period when the entity was not consolidated by CPFL(*)	2,365,090	(403,839)
	21,477,179	475,218

(*) Results for the period when the entity was not consolidated (The pro forma adjustments) in the net operating revenue consider the addition of the subsidiary’s net operating revenue for the period in which it was not a subsidiary and, consequently, was not consolidated by the Company. The pro forma adjustments to profit for the period consider: (i) addition of the subsidiary’s result for the period in which it was not consolidated by the Company; (ii) inclusion of the amortization of the intangible asset acquired on the business combination and the amortization and disposal of the fair value of the distribution infrastructure’s intangible asset, had the acquisition occurred on January 1, 2016.

14.4	Corporate restructurings
14.4.1	Merger of CPFL Jaguariúna

At the Extraordinary General Meeting “EGM” held on December 15, 2017, approval was given for the merger of CPFL Jaguariúna into RGE Sul. Accordingly, the merged company was wound up and RGE Sul became the successor to its assets, rights and obligations.

At the time of the merger, the concepts of CVM Instructions No. 319/99 and  No. 349/01 were applied, which resulted in the recognition on the consolidated financial statements of an intangible asset rectifying account, generating a tax credit of R$ 99,981 (note 9). To reassess its investments on the individual financial information of each entity with interests on RGE Sul, the CPFL Energia and CPFL Brasil recognized, proportionally to its investments in RGE Sul, (i) a reassessed concession intangible asset of R$ 148,487 and R$ 45,594 respectively, totaling R$ 194,081, corresponding to the fair value adjustment (value added) of the intangible assets relating to the distribution infrastructure and the right to operate the concession; and (ii) a net adjustment corresponding to the surplus value and decrease in  value in the amounts of R$ 66,607 and R$ 20,452, respectively, corresponding  to the fair value of the provision for tax, civil and labor risks, decrease in value of consumers, and surplus value of indemnification asset. Both amounts are non-deductible for tax purposes for the Company and for CPFL Brasil.

14.4.2	Grouping of subsidiaries Companhia Luz e Força Santa Cruz, Companhia Leste Paulista de Energia, Companhia Jaguari de Energia, Companhia Sul Paulista de Energia and Companhia Luz and Força de Mococa

On November 21, 2017, ANEEL through Resolution No. 6,723/2017 authorized the grouping of the power distribution companies Companhia Luz e Força Santa Cruz, Companhia Leste Paulista de Energia, Companhia Sul Paulista de Energia, Companhia Luz e Força de Mococa and Companhia Jaguari de Energia, pursuant to Normative Resolution No. 716/2016 of May 3, 2016. Effective as of January 1, 2018, the operations of these subsidiaries are controlled only by Companhia Jaguari de Energia, which adopted the trade name “CPFL Santa Cruz”. This operation was approved by the EGM held on December 31, 2017 at the grouped companies. This grouping caused no effect in the consolidated financial statements".